Related-Party Disclosures - Schedule of Transactions with Joint Ventures (Details) - Joint ventures - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [Line Items]
Sales to Related Parties	$ 143.0	$ 96.3
Distributions Paid	0.9	0.8
Amounts Owed by Related Parties	$ 24.5	$ 16.7